Templeton Global Income Fund
Statement of Investments, March 31, 2019 (unaudited)
	Principal Amount*		Value
Foreign Government and Agency Securities 51.9%
Argentina 2.4%
Argentina Treasury Bill,
Strip, 4/30/20	68,265,000	ARS	$ 1,743,562
Strip, 7/31/20	4,372,000	ARS	97,129
Argentine Bonos del Tesoro,
18.20%, 10/03/21	252,627,000	ARS	4,197,425
16.00%, 10/17/23	283,431,000	ARS	4,877,655
senior note, 15.50%, 10/17/26	512,895,000	ARS	8,262,434
Government of Argentina,
[a] FRN, 54.47%, (ARPP7DRR), 6/21/20	3,380,000	ARS	86,395
[a] FRN, 44.503%, (ARS Badlar + 2.00%), 4/03/22	20,588,000	ARS	461,870
[b] Index Linked, 4.00%, 3/06/20	1,274,000	ARS	41,400
senior note, 4.50%, 2/13/20	2,821,000		2,595,673
			22,363,543
Brazil 12.5%
Brazil Notas do Tesouro Nacional,
10.00%, 1/01/21	73,235[c]	BRL	19,526,413
10.00%, 1/01/23	6,218[c]	BRL	1,677,335
10.00%, 1/01/25	75,193[c]	BRL	20,370,878
10.00%, 1/01/27	162,730[c]	BRL	44,083,658
Letra Tesouro Nacional,
Strip, 7/01/20	70,870[c]	BRL	16,675,067
Strip, 7/01/21	74,890[c]	BRL	16,251,299
			118,584,650
Colombia 1.5%
Government of Colombia,
senior bond, 7.75%, 4/14/21	983,000,000	COP	322,551
senior bond, 4.375%, 3/21/23	149,000,000	COP	44,544
senior bond, 9.85%, 6/28/27	237,000,000	COP	92,064
Titulos de Tesoreria,
B, 7.75%, 9/18/30	1,645,700,000	COP	562,455
senior bond, B, 11.00%, 7/24/20	1,144,000,000	COP	387,663
senior bond, B, 7.00%, 5/04/22	3,111,000,000	COP	1,023,971
senior bond, B, 10.00%, 7/24/24	12,183,000,000	COP	4,547,793
senior bond, B, 7.50%, 8/26/26	9,469,300,000	COP	3,210,161
senior bond, B, 6.00%, 4/28/28	13,320,000,000	COP	4,061,789
senior note, B, 7.00%, 9/11/19	1,258,000,000	COP	399,015
			14,652,006
Ghana 1.4%
Government of Ghana,
24.75%, 3/01/21	220,000	GHS	43,437
16.25%, 5/17/21	2,040,000	GHS	352,294
24.50%, 6/21/21	50,000	GHS	9,925
24.75%, 7/19/21	360,000	GHS	71,923
18.75%, 1/24/22	8,520,000	GHS	1,532,826
17.60%, 11/28/22	100,000	GHS	17,420
19.75%, 3/25/24	8,520,000	GHS	1,573,450
19.00%, 11/02/26	25,560,000	GHS	4,568,733
senior bond, 19.75%, 3/15/32	25,560,000	GHS	4,485,412
senior note, 21.50%, 3/09/20	370,000	GHS	68,952
senior note, 18.50%, 6/01/20	140,000	GHS	25,380
senior note, 18.25%, 9/21/20	140,000	GHS	25,292
Quarterly Statement of Investments  |  See Notes to Statement of Investments.  |  1

Templeton Global Income Fund
STATEMENT OF INVESTMENTS (UNAUDITED)
	Principal Amount*		Value
Foreign Government and Agency Securities (continued)
Ghana (continued)
Government of Ghana, (continued)
senior note, 16.50%, 3/22/21	490,000	GHS	$ 85,326
			12,860,370
India 8.8%
Government of India,
senior bond, 8.20%, 2/15/22	282,000,000	INR	4,234,993
senior bond, 8.35%, 5/14/22	68,200,000	INR	1,029,718
senior bond, 8.08%, 8/02/22	549,000,000	INR	8,242,419
senior bond, 8.13%, 9/21/22	15,000,000	INR	225,745
senior bond, 9.15%, 11/14/24	387,000,000	INR	6,113,912
senior note, 8.27%, 6/09/20	476,000,000	INR	7,019,770
senior note, 7.80%, 4/11/21	697,700,000	INR	10,322,501
senior note, 8.79%, 11/08/21	225,000,000	INR	3,415,083
senior note, 8.15%, 6/11/22	540,000,000	INR	8,118,849
senior note, 6.84%, 12/19/22	111,000,000	INR	1,607,924
senior note, 7.16%, 5/20/23	42,900,000	INR	625,267
senior note, 8.83%, 11/25/23	966,400,000	INR	14,967,362
senior note, 7.68%, 12/15/23	730,000,000	INR	10,869,018
senior note, 6.79%, 5/15/27	492,800,000	INR	6,847,943
			83,640,504
Indonesia 8.2%
Government of Indonesia,
senior bond, FR31, 11.00%, 11/15/20	145,557,000,000	IDR	10,913,704
senior bond, FR34, 12.80%, 6/15/21	64,492,000,000	IDR	5,085,085
senior bond, FR35, 12.90%, 6/15/22	42,438,000,000	IDR	3,479,080
senior bond, FR36, 11.50%, 9/15/19	32,651,000,000	IDR	2,350,918
senior bond, FR39, 11.75%, 8/15/23	2,703,000,000	IDR	222,115
senior bond, FR42, 10.25%, 7/15/27	3,595,000,000	IDR	290,604
senior bond, FR43, 10.25%, 7/15/22	4,826,000,000	IDR	371,151
senior bond, FR44, 10.00%, 9/15/24	1,618,000,000	IDR	126,508
senior bond, FR46, 9.50%, 7/15/23	11,430,000,000	IDR	871,296
senior bond, FR47, 10.00%, 2/15/28	1,052,000,000	IDR	84,685
senior bond, FR52, 10.50%, 8/15/30	3,390,000,000	IDR	284,174
senior bond, FR53, 8.25%, 7/15/21	144,200,000,000	IDR	10,424,622
senior bond, FR56, 8.375%, 9/15/26	292,968,000,000	IDR	21,511,761
senior bond, FR61, 7.00%, 5/15/22	18,449,000,000	IDR	1,299,138
senior bond, FR63, 5.625%, 5/15/23	16,137,000,000	IDR	1,078,368
senior bond, FR64, 6.125%, 5/15/28	3,157,000,000	IDR	201,081
senior bond, FR70, 8.375%, 3/15/24	149,967,000,000	IDR	11,043,210
senior bond, FR71, 9.00%, 3/15/29	45,298,000,000	IDR	3,446,340
senior bond, FR73, 8.75%, 5/15/31	41,805,000,000	IDR	3,120,990
senior note, FR69, 7.875%, 4/15/19	20,859,000,000	IDR	1,465,549
			77,670,379
Mexico 13.3%
Government of Mexico,
senior bond, M, 8.00%, 6/11/20	1,881,620[d]	MXN	9,728,220
senior bond, M, 6.50%, 6/10/21	18,789,460[d]	MXN	94,344,340
senior bond, M, 8.00%, 12/07/23	16,500[d]	MXN	85,614
senior note, M, 5.00%, 12/11/19	3,370,500[d]	MXN	17,015,442
senior note, M, 7.25%, 12/09/21	604,000[d]	MXN	3,069,667
  |  2

Templeton Global Income Fund
STATEMENT OF INVESTMENTS (UNAUDITED)
			Principal Amount*		Value
	Foreign Government and Agency Securities (continued)
	Mexico (continued)
[e]	Mexican Udibonos,
	Index Linked, 4.00%, 6/13/19		145,122[f]	MXN	$ 741,609
	Index Linked, 2.50%, 12/10/20		114,444[f]	MXN	576,421
					125,561,313
	Philippines 0.6%
	Government of the Philippines,
	senior note, 3.375%, 8/20/20		9,870,000	PHP	182,496
	senior note, 7-56, 3.875%, 11/22/19		282,370,000	PHP	5,307,972
					5,490,468
	South Korea 1.9%
	Korea Monetary Stabilization Bond, senior note, 2.06%, 12/02/19		20,034,000,000	KRW	17,638,667
[g]	Supranational 1.0%
	Inter-American Development Bank, senior bond, 7.50%, 12/05/24		185,000,000	MXN	9,349,733
	Ukraine 0.3%
[h,i,j]	Government of Ukraine, 144A, VRI, GDP Linked Security, 5/31/40		5,236,000		3,355,648
	Total Foreign Government and Agency Securities (Cost $546,085,384)				491,167,281
		Number of Contracts	Notional Amount*
	Options Purchased (Cost $246) 0.0%†
	Puts - Over-the-Counter
	Currency Options 0.0%†
	AUD/USD, Counterparty GSCO, December Strike Price $0.683, Expires 12/23/19	1	23,000	AUD	165
	Total Investments before Short Term Investments (Cost $546,085,630)				491,167,446
			Principal Amount*
	Short Term Investments 39.3%
	Foreign Government and Agency Securities 10.0%
	Argentina 1.5%
[k]	Argentina Treasury Bill, 4/30/19 - 2/28/20		533,623,000	ARS	14,709,214
	Mexico 6.0%
[k]	Mexico Treasury Bill,
	5/23/19		45,539,690[l]	MXN	23,205,930
	6/06/19 - 2/27/20		22,942,920[l]	MXN	11,228,060
	7/04/19		43,612,880[l]	MXN	21,993,229
					56,427,219
  |  3

Templeton Global Income Fund
STATEMENT OF INVESTMENTS (UNAUDITED)
			Principal Amount*		Value
	Short Term Investments (continued)
	Foreign Government and Agency Securities (continued)
	South Korea 2.5%
	Korea Monetary Stabilization Bond,
	senior note, 1.80%, 9/09/19		10,158,000,000	KRW	$ 8,927,202
	senior note, 1.85%, 10/02/19		17,190,000,000	KRW	15,111,411
					24,038,613
	Total Foreign Government and Agency Securities (Cost $98,533,232)				95,175,046
	U.S. Government and Agency Securities 4.3%
	United States 4.3%
[k]	U.S. Treasury Bill,
	5/30/19		20,296,000		20,217,915
	5/02/19 - 9/26/19		20,269,000		20,167,506
					40,385,421
	Total U.S. Government and Agency Securities (Cost $40,379,189)				40,385,421
	Total Investments before Money Market Funds (Cost $684,998,051)				626,727,913
			Shares

	Money Market Funds (Cost $236,849,824) 25.0%
	United States 25.0%
[m,n]	Institutional Fiduciary Trust Money Market Portfolio, 2.10%		236,849,824		236,849,824
	Total Investments (Cost $921,847,875) 91.2%				863,577,737
	Options Written (0.0)%†				(175)
	Other Assets, less Liabilities 8.8%				83,532,206
	Net Assets 100.0%				$947,109,768
		Number of Contracts	Notional Amount*
	Options Written (Premiums received $231) (0.0)%†
	Calls - Over-the-Counter
	Currency Options (0.0)%†
	AUD/USD, Counterparty GSCO, December Strike Price $0.739, Expires 12/23/19	1	23,000	AUD	(175)
  |  4

Templeton Global Income Fund
STATEMENT OF INVESTMENTS (UNAUDITED)
†Rounds to less than 0.1% of net assets.
*The principal/notional amount is stated in U.S. dollars unless otherwise indicated.
[a]The coupon rate shown represents the rate at period end.
[b]Redemption price at maturity and coupon paymentare adjusted for inflation.
[c]Principal amount is stated in 1,000 Brazilian Real Units.
[d]Principal amount is stated in 100 Mexican Peso Units.
[e]Principal amount of security is adjusted for inflation.
[f]Principal amount is stated in 100 Unidad de Inversion Units.
[g]A supranational organization is an entity formed by two or more central governments through international treaties.
[h]Non-income producing.
[i]Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. This security has been deemed liquid under guidelines approved by the Fund’s Board of Trustees. At March 31, 2019, the value of this security was $3,355,648, representing 0.4% of net assets.
[j]The principal represents the notional amount. See Note 3 regarding value recovery instruments.
[k]The security was issued on a discount basis with no stated coupon rate.
[l]Principal amount is stated in 10 Mexican Peso Units.
[m]See Note 5 regarding investments in affiliated management investment companies.
[n]The rate shown is the annualized seven-day effective yield at period end.
At March 31, 2019, the Fund had the following forward exchange contracts outstanding. See  Note 3.
Forward Exchange Contracts
Currency	Counterparty[a]	Type	Quantity	Contract Amount*	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Exchange Contracts
Euro	HSBK	Buy	2,972,000	3,336,070	4/01/19	$ —	$ (792)
Euro	HSBK	Sell	2,972,000	3,388,318	4/01/19	53,039	—
Euro	GSCO	Sell	2,676,375	3,065,333	4/04/19	61,055	—
Indian Rupee	HSBK	Buy	309,946,000	4,500,450	4/04/19	—	(27,344)
Indian Rupee	HSBK	Sell	309,946,000	4,330,064	4/04/19	—	(143,042)
Indian Rupee	BNDP	Sell	363,139,700	5,063,509	4/05/19	—	(175,947)
Euro	BOFA	Sell	1,257,588	1,429,739	4/08/19	17,599	—
Japanese Yen	JPHQ	Sell	208,350,000	1,921,560	4/08/19	39,704	—
Australian Dollar	CITI	Sell	2,549,800	1,820,940	4/09/19	10,190	—
Euro	UBSW	Sell	13,525,000	15,632,330	4/09/19	443,880	—
Japanese Yen	JPHQ	Sell	557,950,000	5,186,551	4/09/19	146,587	—
Japanese Yen	GSCO	Sell	69,178,000	641,333	4/10/19	16,391	—
Japanese Yen	HSBK	Sell	555,000,000	5,146,762	4/10/19	132,992	—
Australian Dollar	JPHQ	Sell	6,321,500	4,537,383	4/11/19	47,971	—
Euro	BZWS	Sell	4,094,000	4,611,093	4/11/19	12,793	—
Euro	HSBK	Sell	13,422,375	15,479,823	4/11/19	404,078	—
Euro	JPHQ	Sell	7,083,554	8,180,173	4/11/19	224,066	—
Indian Rupee	HSBK	Sell	247,578,743	3,477,083	4/11/19	—	(89,580)
Japanese Yen	HSBK	Sell	147,385,635	1,323,785	4/11/19	—	(7,790)
Japanese Yen	JPHQ	Sell	557,950,000	5,167,974	4/11/19	127,100	—
Japanese Yen	DBAB	Sell	167,200,000	1,508,764	4/12/19	—	(1,963)
Australian Dollar	CITI	Sell	5,634,533	3,980,798	4/15/19	—	(21,058)
Australian Dollar	JPHQ	Sell	20,622,000	14,839,832	4/15/19	193,317	—
Euro	GSCO	Sell	748,727	866,127	4/15/19	24,888	—
Indian Rupee	CITI	Sell	427,625,000	5,994,931	4/15/19	—	(159,246)
Indian Rupee	HSBK	Sell	427,246,885	5,995,017	4/15/19	—	(153,718)
Japanese Yen	CITI	Sell	257,910,667	2,330,185	4/15/19	—	(785)
Japanese Yen	DBAB	Sell	277,200,000	2,502,607	4/15/19	—	(2,698)
Japanese Yen	JPHQ	Sell	102,242,000	922,325	4/15/19	—	(1,728)
  |  5

Templeton Global Income Fund
STATEMENT OF INVESTMENTS (UNAUDITED)
Forward Exchange Contracts  (continued)
Currency	Counterparty[a]	Type	Quantity	Contract Amount*		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Exchange Contracts (continued)
Euro	BOFA	Sell	6,265,500	7,238,407		4/16/19	$ 198,152	$ —
Euro	GSCO	Sell	1,183,000	1,367,169		4/16/19	37,887	—
Indian Rupee	CITI	Sell	22,267,000	311,734		4/16/19	—	(8,641)
Japanese Yen	CITI	Sell	94,950,000	881,722		4/16/19	23,496	—
Japanese Yen	HSBK	Sell	505,050,000	4,688,240		4/16/19	123,239	—
Japanese Yen	JPHQ	Sell	467,930,000	4,358,103		4/16/19	128,619	—
South Korean Won	CITI	Sell	616,384,000	542,926		4/16/19	875	—
Euro	SCNY	Sell	6,873,000	7,897,077		4/17/19	173,551	—
Japanese Yen	HSBK	Sell	372,780,000	3,387,416		4/17/19	17,661	—
Japanese Yen	DBAB	Sell	490,271,000	4,402,727		4/18/19	—	(29,491)
Japanese Yen	GSCO	Sell	133,059,715	1,204,193		4/18/19	1,287	—
Japanese Yen	GSCO	Sell	133,083,710	1,195,066		4/18/19	—	(8,057)
Japanese Yen	HSBK	Sell	93,560,000	839,032		4/18/19	—	(6,783)
Japanese Yen	MSCO	Sell	245,000,000	2,197,704		4/18/19	—	(17,181)
Japanese Yen	CITI	Sell	207,460,000	1,865,312		4/22/19	—	(10,875)
Japanese Yen	HSBK	Sell	707,007,200	6,402,833		4/22/19	8,936	—
Euro	GSCO	Sell	1,285,391	1,476,683		4/23/19	31,494	—
Euro	JPHQ	Sell	11,085,000	12,738,439		4/23/19	275,372	—
Euro	UBSW	Sell	5,829,129	6,699,535		4/23/19	145,739	—
Japanese Yen	JPHQ	Sell	1,459,049,000	13,182,768		4/23/19	—	(13,493)
Euro	UBSW	Sell	1,228,000	1,404,869		4/24/19	24,090	—
Euro	JPHQ	Sell	6,359,037	7,280,493		4/25/19	129,705	—
Japanese Yen	JPHQ	Sell	275,000,000	2,520,589		4/25/19	32,922	—
Japanese Yen	JPHQ	Sell	478,194,000	4,300,062		4/25/19	—	(25,710)
Japanese Yen	SCNY	Sell	696,345,000	6,297,006		4/25/19	—	(2,173)
Japanese Yen	BZWS	Sell	125,158,380	1,134,431		4/26/19	2,139	—
Japanese Yen	CITI	Sell	220,552,000	2,012,461		4/26/19	17,154	—
Japanese Yen	DBAB	Sell	187,160,000	1,706,006		4/26/19	12,793	—
Japanese Yen	HSBK	Sell	2,103,406,455	19,258,107		4/26/19	228,845	—
Japanese Yen	MSCO	Sell	155,600,000	1,434,591		4/26/19	26,896	—
Mexican Peso	HSBK	Buy	104,380,700	4,505,382	EUR	4/26/19	288,690	—
Mexican Peso	HSBK	Sell	104,380,700	4,423,323	EUR	4/26/19	—	(380,974)
Euro	BOFA	Sell	8,723,695	9,978,380		4/29/19	165,160	—
Euro	GSCO	Sell	451,231	518,338		4/29/19	10,752	—
Mexican Peso	CITI	Buy	350,137,330	15,181,053	EUR	4/29/19	878,622	—
Mexican Peso	CITI	Sell	350,137,330	14,843,086	EUR	4/29/19	—	(1,258,799)
Mexican Peso	DBAB	Buy	129,747,300	5,618,226	EUR	4/29/19	333,776	—
Mexican Peso	DBAB	Sell	129,747,300	5,494,089	EUR	4/29/19	—	(473,417)
Mexican Peso	JPHQ	Buy	39,025,000	1,692,721	EUR	4/29/19	97,144	—
Mexican Peso	JPHQ	Sell	39,025,000	1,653,251	EUR	4/29/19	—	(141,542)
Euro	BOFA	Sell	8,723,695	10,038,181		4/30/19	224,091	—
Euro	BZWS	Sell	2,175,778	2,504,951		4/30/19	57,218	—
Euro	GSCO	Sell	1,784,250	2,052,499		4/30/19	45,232	—
Euro	JPHQ	Sell	33,330	38,363		4/30/19	867	—
Euro	SCNY	Sell	4,300,311	4,948,282		4/30/19	110,465	—
South Korean Won	HSBK	Sell	12,970,000,000	11,523,767		4/30/19	111,630	—
Euro	JPHQ	Sell	893,000	1,027,218		5/02/19	22,422	—
Japanese Yen	CITI	Sell	256,312,747	2,308,354		5/07/19	—	(12,326)
Euro	JPHQ	Sell	4,312,000	4,947,804		5/08/19	93,396	—
Australian Dollar	CITI	Sell	5,614,733	3,971,975		5/13/19	—	(17,985)
Australian Dollar	JPHQ	Sell	6,321,500	4,476,539		5/13/19	—	(15,666)
Euro	JPHQ	Sell	3,156,669	3,606,668		5/13/19	51,343	—
  |  6

Templeton Global Income Fund
STATEMENT OF INVESTMENTS (UNAUDITED)
Forward Exchange Contracts  (continued)
Currency	Counterparty[a]	Type	Quantity	Contract Amount*		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Exchange Contracts (continued)
Australian Dollar	JPHQ	Sell	14,547,500	10,303,311		5/14/19	$ —	$ (34,678)
Euro	HSBK	Sell	7,662,000	8,718,092		5/14/19	87,692	—
Australian Dollar	CITI	Sell	5,614,733	3,993,900		5/15/19	3,788	—
Australian Dollar	JPHQ	Sell	7,979,000	5,674,745		5/15/19	4,465	—
Euro	CITI	Sell	1,417,000	1,611,979		5/15/19	15,743	—
Euro	JPHQ	Sell	932,604	1,060,529		5/15/19	9,960	—
Mexican Peso	CITI	Buy	424,000,000	2,248,472,000	JPY	5/15/19	1,315,895	—
Mexican Peso	CITI	Sell	424,000,000	2,289,854,400	JPY	5/15/19	—	(941,009)
South Korean Won	CITI	Sell	5,173,000,000	4,570,192		5/15/19	17,013	—
South Korean Won	DBAB	Sell	5,870,000,000	5,211,524		5/16/19	44,743	—
Australian Dollar	JPHQ	Sell	4,614,000	3,273,541		5/20/19	—	(5,715)
Euro	BOFA	Sell	13,098,580	14,900,814		5/20/19	138,845	—
Euro	GSCO	Sell	3,105,000	3,527,001		5/20/19	27,697	—
Euro	JPHQ	Sell	36,690,814	41,714,703		5/20/19	364,524	—
Indian Rupee	HSBK	Sell	282,901,000	3,935,466		5/20/19	—	(110,581)
Japanese Yen	BZWS	Sell	66,495,000	593,395		5/20/19	—	(9,194)
Japanese Yen	BZWS	Sell	518,550,000	4,722,420		5/20/19	23,229	—
Japanese Yen	GSCO	Sell	133,059,715	1,210,635		5/20/19	4,825	—
Japanese Yen	HSBK	Sell	380,340,000	3,461,649		5/20/19	14,941	—
Japanese Yen	JPHQ	Sell	3,416,159,000	31,069,125		5/20/19	111,294	—
Japanese Yen	SCNY	Sell	103,657,300	942,793		5/20/19	3,433	—
Australian Dollar	JPHQ	Sell	3,926,000	2,797,196		5/21/19	6,862	—
Euro	GSCO	Sell	1,285,078	1,465,400		5/21/19	17,002	—
Euro	JPHQ	Sell	25,367,558	28,829,338		5/21/19	237,816	—
Euro	SCNY	Sell	3,955,000	4,510,480		5/21/19	52,839	—
Euro	UBSW	Sell	6,199,607	7,054,905		5/21/19	67,389	—
Japanese Yen	BOFA	Sell	870,842,750	7,931,066		5/21/19	38,796	—
Japanese Yen	BOFA	Sell	1,567,330,000	14,094,314		5/21/19	—	(110,079)
Japanese Yen	CITI	Sell	1,438,294,600	13,089,506		5/21/19	54,535	—
Japanese Yen	DBAB	Sell	1,279,817,000	11,653,398		5/21/19	54,677	—
South Korean Won	CITI	Sell	6,847,000,000	6,095,433		5/21/19	68,024	—
Indian Rupee	JPHQ	Sell	299,959,000	4,159,206		5/22/19	—	(129,660)
Japanese Yen	BZWS	Sell	66,495,000	604,297		5/22/19	1,625	—
Japanese Yen	SCNY	Sell	219,020,000	1,989,897		5/22/19	4,827	—
Euro	BZWS	Sell	1,087,889	1,243,294		5/28/19	16,382	—
Euro	GSCO	Sell	1,348,769	1,543,612		5/28/19	22,483	—
Euro	MSCO	Sell	4,545,000	5,195,094		5/28/19	69,284	—
Indian Rupee	JPHQ	Sell	466,711,000	6,475,442		5/28/19	—	(192,334)
Japanese Yen	BNDP	Sell	155,600,000	1,413,806		5/28/19	2,957	—
Japanese Yen	BZWS	Sell	146,100,000	1,329,192		5/28/19	4,481	—
Japanese Yen	BZWS	Sell	726,500,000	6,581,272		5/28/19	—	(6,015)
Japanese Yen	CITI	Sell	178,564,000	1,625,615		5/28/19	6,547	—
Japanese Yen	DBAB	Sell	95,240,000	866,460		5/28/19	2,904	—
Japanese Yen	JPHQ	Sell	478,194,000	4,311,161		5/28/19	—	(24,697)
Japanese Yen	DBAB	Sell	1,141,004,974	10,368,060		5/31/19	19,956	—
Japanese Yen	HSBK	Sell	951,318,000	8,648,778		5/31/19	21,000	—
Japanese Yen	JPHQ	Sell	825,457,000	7,504,155		5/31/19	17,847	—
Australian Dollar	CITI	Sell	2,549,800	1,822,852		6/03/19	10,203	—
Australian Dollar	GSCO	Sell	26,618,090	18,926,527		6/04/19	3,450	—
Euro	BOFA	Sell	7,200,930	8,262,923		6/04/19	137,087	—
Euro	GSCO	Sell	2,676,375	3,069,856		6/04/19	49,720	—
Euro	HSBK	Sell	4,550,000	5,213,617		6/04/19	79,203	—
  |  7

Templeton Global Income Fund
STATEMENT OF INVESTMENTS (UNAUDITED)
Forward Exchange Contracts  (continued)
Currency	Counterparty[a]	Type	Quantity	Contract Amount*		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Exchange Contracts (continued)
Japanese Yen	HSBK	Sell	980,688,000	8,868,704		6/04/19	$ —	$ (28,233)
Japanese Yen	JPHQ	Sell	208,350,000	1,889,033		6/04/19	—	(1,146)
Euro	JPHQ	Sell	6,016,524	6,895,479		6/05/19	105,616	—
Euro	SCNY	Sell	1,325,806	1,522,741		6/05/19	26,522	—
Indian Rupee	BNDP	Sell	366,171,300	5,088,928		6/06/19	—	(136,753)
Indian Rupee	HSBK	Sell	308,587,000	4,283,848		6/06/19	—	(120,039)
Euro	BOFA	Sell	1,258,386	1,436,498		6/07/19	16,130	—
South Korean Won	DBAB	Sell	5,874,000,000	5,284,275		6/10/19	110,517	—
Indian Rupee	HSBK	Sell	424,992,790	5,928,409		6/11/19	—	(133,046)
Indian Rupee	BNDP	Sell	102,165,000	1,430,181		6/12/19	—	(26,769)
Euro	JPHQ	Sell	916,524	1,041,799		6/14/19	6,700	—
Indian Rupee	HSBK	Sell	213,251,757	3,007,994		6/14/19	—	(32,400)
Indian Rupee	HSBK	Sell	425,413,000	6,015,030		6/17/19	—	(48,007)
Euro	BOFA	Sell	6,549,290	7,460,034		6/18/19	60,986	—
Euro	GSCO	Sell	748,727	852,714		6/18/19	6,841	—
Indian Rupee	CITI	Sell	343,270,000	4,842,632		6/18/19	—	(49,100)
Japanese Yen	BOFA	Sell	352,816,750	3,183,118		6/18/19	—	(21,208)
Japanese Yen	CITI	Sell	1,207,320,000	10,892,664		6/18/19	—	(72,365)
Japanese Yen	JPHQ	Sell	197,300,000	1,780,260		6/18/19	—	(11,643)
Indian Rupee	JPHQ	Sell	300,988,000	4,273,273		6/19/19	—	(15,405)
Indian Rupee	JPHQ	Sell	258,585,000	3,710,770		6/20/19	26,724	—
Indian Rupee	HSBK	Sell	309,946,000	4,446,858		7/05/19	38,803	—
Indonesian Rupiah	JPHQ	Buy	111,570,000,000	10,785,963	AUD	7/10/19	38,287	—
Indonesian Rupiah	JPHQ	Sell	111,570,000,000	10,908,291	AUD	7/10/19	48,734	—
Indian Rupee	HSBK	Sell	270,815,000	3,716,872		7/22/19	—	(127,278)
South Korean Won	HSBK	Sell	7,321,000,000	6,552,403		8/19/19	88,686	—
Euro	JPHQ	Sell	32,400,000	37,352,664		9/20/19	461,330	—
South Korean Won	CITI	Sell	2,579,000,000	2,291,487		9/20/19	11,910	—
Euro	GSCO	Sell	1,285,078	1,481,913		9/23/19	18,329	—
Euro	DBAB	Sell	14,148,265	16,370,957		9/25/19	254,705	—
Euro	BZWS	Sell	1,087,889	1,248,238		9/30/19	8,506	—
Euro	SCNY	Sell	4,385,600	5,008,926		9/30/19	11,199	—
Euro	HSBK	Sell	2,972,000	3,386,743		10/01/19	—	(363)
Total Forward Exchange Contracts							$10,683,818	$(5,596,521)
Net unrealized appreciation (depreciation)							$5,087,297

*In U.S. dollars unless otherwise indicated.
[a]May be comprised of multiple contracts with the same counterparty, currency and settlement date.

At March 31, 2019, the Fund had the following interest rate swap contracts outstanding. See  Note 3.
Interest Rate Swap Contracts
Description	Payment Frequency	Maturity Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Centrally Cleared Swap Contracts
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 1.914%	Semi-Annual	1/22/25	$35,260,000	$ 798,271
  |  8

Templeton Global Income Fund
STATEMENT OF INVESTMENTS (UNAUDITED)
Interest Rate Swap Contracts  (continued)
Description	Payment Frequency	Maturity Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Centrally Cleared Swap Contracts (continued)
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 1.970%	Semi-Annual	1/23/25	$17,628,000	$ 343,569
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 1.973%	Semi-Annual	1/27/25	10,404,000	200,269
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 1.942%	Semi-Annual	1/30/25	5,500,000	115,374
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 1.978%	Semi-Annual	3/27/25	800,000	14,517
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 1.985%	Semi-Annual	3/27/25	800,000	14,189
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 2.449%	Semi-Annual	7/02/25	6,340,000	(48,148)
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 2.310%	Semi-Annual	7/29/25	16,220,000	9,270
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 2.752%	Semi-Annual	7/29/45	23,960,000	(837,192)
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 2.378%	Semi-Annual	11/18/46	56,100,000	1,958,665
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 2.794%	Semi-Annual	3/13/47	10,100,000	(453,068)
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 2.537%	Semi-Annual	4/13/47	12,300,000	29,386
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 2.980%	Semi-Annual	2/20/48	12,196,000	(1,042,284)
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 3.002%	Semi-Annual	2/22/48	12,196,000	(1,099,168)
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 3.019%	Semi-Annual	2/23/48	12,196,000	(1,143,099)
Total Interest Rate Swap Contracts				$(1,139,449)
See Abbreviations on page 13.
  |  9

Templeton Global Income Fund
Notes to Statement of Investments (unaudited)
1.   ORGANIZATION
Templeton Global Income Fund (Fund) is registered under the Investment Company Act of 1940 as a closed-end management investment company and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP).
2.  FINANCIAL INSTRUMENT VALUATION
The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Fund’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Debt securities generally trade in the over-the-counter (OTC) market rather than on a securities exchange. The Fund’s pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the date that the values of the foreign debt securities are determined.
Investments in open-end mutual funds are valued at the closing NAV.
Certain derivative financial instruments are centrally cleared or trade in the OTC market. The Fund’s pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Fund’s net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.
The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
3.  DERIVATIVE FINANCIAL INSTRUMENTS
The Fund invested in derivative financial instruments in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements.
  |  10

Templeton Global Income Fund
Notes to Statement of Investments (unaudited)
Derivative counterparty credit risk is managed through a formal evaluation of the creditworthiness of all potential counterparties. The Funds attempts to reduce its exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain counterparties. These agreements contain various provisions, including but not limited to collateral requirements, events of default, or early termination. Termination events applicable to the counterparty include certain deteriorations in the credit quality of the counterparty. Termination events applicable to the Fund include failure of the Fund to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In the event of default or early termination, the ISDA master agreement gives the non-defaulting party the right to net and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by one counterparty to the other. Early termination by the counterparty may result in an immediate payment by the Fund of any net liability owed to that counterparty under the ISDA agreement.
Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or exchange clearing house for exchange traded and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or securities. For OTC derivatives traded under an ISDA master agreement, posting of collateral is required by either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of the agreement. Generally, collateral is determined at the close of Fund business each day and any additional collateral required due to changes in derivative values may be delivered by the Fund or the counterparty the next business day, or within a few business days. Collateral pledged and/or received by the Fund for OTC derivatives, if any, is held in segregated accounts with the Fund’s custodian/counterparty broker and can be in the form of cash and/or securities. Unrestricted cash may be invested according to the Fund’s investment objectives. To the extent that the amounts due to the Fund from its counterparties are not subject to collateralization or are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.
At March 31, 2019, the Fund received $3,831,174 in U.S. Treasury Bills, Bonds and Notes as collateral for derivatives.
The Fund entered into OTC forward exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. A forward exchange contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency for a specific exchange rate on a future date.
The Fund entered into interest rate swap contracts primarily to manage interest rate risk. An interest rate swap is an agreement between the Fund and a counterparty to exchange cash flows based on the difference between two interest rates, applied to a notional amount. These agreements may be privately negotiated in the over-the-counter market (OTC interest rate swaps) or may be executed on a registered exchange (centrally cleared interest rate swaps). For centrally cleared interest rate swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable. Over the term of the contract, contractually required payments to be paid and to be received are accrued daily and recorded as unrealized depreciation and appreciation until the payments are made, at which time they are realized.
The Fund purchased or wrote OTC option contracts primarily to manage and/or gain exposure to foreign exchange rate risk. An option is a contract entitling the holder to purchase or sell a specific amount of shares or units of an asset or notional amount of a swap (swaption), at a specified price. When an option is purchased or written, an amount equal to the premium paid or received is recorded as an asset or liability, respectively. Upon exercise of an option, the acquisition cost or sales proceeds of the underlying investment is adjusted by any premium received or paid. Upon expiration of an option, any premium received or paid is recorded as a realized gain or loss. Upon closing an option other than through expiration or exercise, the difference between the premium received or paid and the cost to close the position is recorded as a realized gain or loss.
The Fund invests in value recovery instruments (VRI) primarily to gain exposure to economic growth. Periodic payments from VRI are dependent on established benchmarks for underlying variables. VRI has a notional amount, which is used to calculate amounts of payments to holders. Payments are recorded upon receipt as realized gains. The risks of investing in VRI include growth risk, liquidity, and the potential loss of investment.
  |  11

Templeton Global Income Fund
Notes to Statement of Investments (unaudited)
4.  CONCENTRATION OF RISK
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. Current political and financial uncertainty surrounding the European Union may increase market volatility and the economic risk of investing in securities in Europe. In addition, certain foreign securities may not be as liquid as U.S. securities.
5.  INVESTMENTS IN AFFILIATED MANAGEMENT INVESTMENT COMPANIES
The Fund invests in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. During the period ended March 31, 2019, the Fund held investments in affiliated management investment companies as follows:
	Number of Shares Held at Beginning of Period	Gross Additions	Gross Reductions	Number of Shares Held at End of Period	Value at End of Period	Dividend Income	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)
Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market Portfolio, 2.10%	236,712,686	20,238,853	(20,101,715)	236,849,824	$236,849,824	$1,205,745	$ —	$ —
6.  FAIR VALUE MEASUREMENTS
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:
•	Level 1 – quoted prices in active markets for identical financial instruments
•	Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of March 31, 2019, in valuing the Fund’s assets and liabilities carried at fair value, is as follows:
	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:[a]
Foreign Government and Agency Securities	$—	$491,167,281	$—	$491,167,281
Options Purchased	—	165	—	165
Short Term Investments	277,235,245	95,175,046	—	372,410,291
Total Investments in Securities	$277,235,245	$586,342,492	$ —	$863,577,737
Other Financial Instruments:
Forward Exchange Contracts	$—	$10,683,818	$—	$10,683,818
Swap Contracts	—	3,483,510	—	3,483,510
Total Other Financial Instruments	$ —	$14,167,328	$ —	$14,167,328
  |  12

Templeton Global Income Fund
Notes to Statement of Investments (unaudited)
	Level 1	Level 2	Level 3	Total
Liabilities:
Other Financial Instruments:
Options Written	$—	$175	$—	$175
Forward Exchange Contracts	—	5,596,521	—	5,596,521
Swap Contracts	—	4,622,959	—	4,622,959
Total Other Financial Instruments	$ —	$10,219,655	$ —	$10,219,655

[a]For detailed categories, see the accompanying Statement of Investments.
7.  SUBSEQUENT EVENTS
The Fund has evaluated subsequent events through the issuance of the Statement of Investments and determined that no events have occurred that require disclosure.
Abbreviations
Counterparty
BNDP	BNP Paribas
BOFA	Bank of America Corp.
BZWS	Barclays Bank PLC
CITI	Citigroup, Inc.
DBAB	Deutsche Bank AG
GSCO	The Goldman Sachs Group, Inc.
HSBK	HSBC Bank PLC
JPHQ	JP Morgan Chase & Co.
MSCO	Morgan Stanley
SCNY	Standard Chartered Bank
UBSW	UBS AG
Currency
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
COP	Colombian Peso
EUR	Euro
GHS	Ghanaian Cedi
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
PHP	Philippine Peso
USD	United States Dollar
Selected Portfolio
ARPP7DRR	Argentina Central Bank 7 Day Repo Rate
BADLAR	Argentina Deposit Rates Badlar Private
FRN	Floating Rate Note
GDP	Gross Domestic Product
LIBOR	London InterBank Offered Rate
VRI	Value Recovery Instruments

For additional information on the Fund’s significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.
  |  13